SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION

year ended December 31, 2015	Natural Gas Pipelines	Liquids Pipelines	Energy	Corporate	Total
(millions of Canadian $)

Revenues	5,383	1,879	4,038	—	11,300
Income from equity investments	179	—	261	—	440
Plant operating costs and other	(1,736)	(478)	(766)	(270)	(3,250)
Commodity purchases resold	—	—	(2,237)	—	(2,237)
Property taxes	(349)	(79)	(89)	—	(517)
Depreciation and amortization	(1,132)	(266)	(336)	(31)	(1,765)
Asset impairment charges	—	(3,686)	(59)	—	(3,745)
Loss on assets held for sale	(125)	—	—	—	(125)
Segmented earnings/(losses)	2,220	(2,630)	812	(301)	101
Interest expense					(1,370)
Interest income and other					163
Loss before income taxes					(1,106)
Income tax expense					(34)
Net loss					(1,140)
Net income attributable to non-controlling interests					(6)
Net loss attributable to controlling interests					(1,146)
Preferred share dividends					(94)
Net loss attributable to common shares					(1,240)

Capital spending
Capital expenditures	2,466	1,012	376	64	3,918
Capital projects in development	233	278	—	—	511
	2,699	1,290	376	64	4,429

year ended December 31, 2014	Natural Gas Pipelines	Liquids Pipelines	Energy	Corporate	Total
(millions of Canadian $)

Revenues	4,913	1,547	3,725	—	10,185
Income from equity investments	163	—	359	—	522
Plant operating costs and other	(1,501)	(426)	(919)	(127)	(2,973)
Commodity purchases resold	—	—	(1,836)	—	(1,836)
Property taxes	(334)	(62)	(77)	—	(473)
Depreciation and amortization	(1,063)	(216)	(309)	(23)	(1,611)
Gain on assets sold	9	—	108	—	117
Segmented earnings/(losses)	2,187	843	1,051	(150)	3,931
Interest expense					(1,198)
Interest income and other					91
Income before income taxes					2,824
Income tax expense					(831)
Net income					1,993
Net income attributable to non-controlling interests					(153)
Net income attributable to controlling interests					1,840
Preferred share dividends					(97)
Net income attributable to common shares					1,743

Capital spending
Capital expenditures	1,768	1,469	206	46	3,489
Capital projects in development	368	480	—	—	848
	2,136	1,949	206	46	4,337

year ended December 31, 2013	Natural Gas Pipelines	Liquids Pipelines	Energy	Corporate	Total
(millions of Canadian $)

Revenues	4,497	1,124	3,176	—	8,797
Income from equity investments	145	—	452	—	597
Plant operating costs and other	(1,405)	(328)	(833)	(108)	(2,674)
Commodity purchases resold	—	—	(1,317)	—	(1,317)
Property taxes	(329)	(44)	(72)	—	(445)
Depreciation and amortization	(1,027)	(149)	(293)	(16)	(1,485)
Segmented earnings/(losses)	1,881	603	1,113	(124)	3,473
Interest expense					(985)
Interest income and other					34
Income before income taxes					2,522
Income tax expense					(611)
Net income					1,911
Net income attributable to non-controlling interests					(125)
Net income attributable to controlling interests					1,786
Preferred share dividends					(74)
Net income attributable to common shares					1,712

Capital spending
Capital expenditures	1,776	2,286	152	50	4,264
Capital projects in development	245	243	—	—	488
	2,021	2,529	152	50	4,752

at December 31	2015	2014
(millions of Canadian $)

Total Assets
Natural Gas Pipelines	31,072	27,103
Liquids Pipelines	16,046	16,116
Energy	15,558	14,197
Corporate	1,807	1,109
	64,483	58,525

Geographic Information

year ended December 31	2015	2014	2013
(millions of Canadian $)

Revenues
Canada – domestic	3,877	3,956	4,659
Canada – export	1,292	1,314	997
United States	5,872	4,718	3,029
Mexico	259	197	112
	11,300	10,185	8,797

at December 31	2015	2014
(millions of Canadian $)

Plant, Property and Equipment
Canada	19,287	19,191
United States	21,899	20,098
Mexico	3,631	2,485
	44,817	41,774